Document and Entity Information	12 Months Ended	22 Months Ended
	Dec. 31, 2010	Oct. 25, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	EXPRESS SCRIPTS INC
Entity Central Index Key	0000885721
Document Type	8-K
Document Period End Date		Oct. 25, 2011
Amendment Flag	false